Consolidated Statements of Comprehensive Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Revenues
Gross premiums written	$ 2,363,286		$ 2,401,106		$ 2,166,440
Reinsurance premiums ceded	(309,233)		(372,585)		(307,506)
Net premiums written	2,054,053		2,028,521		1,858,934
Change in unearned premiums	(51,649)		73,524		14,282
Net premiums earned	2,002,404		2,102,045		1,873,216
Gain on bargain purchase, net of expenses	0		0		17,701	[1]
Net investment income	100,076		96,072		107,936
Net realized gains on investments	23,095		3,258		18,233
Change in net unrealized (losses) gains on investments	(57,973)	[2]	(58,481)	[2]	17,585	[2]
Income (loss) from investment affiliate	8,411		4,790		(964)
Other insurance related income and other income	19,739		8,343		22,396
Foreign exchange (losses) gains	(10,630)		2,505		4,798
Total revenues	2,085,122		2,158,532		2,060,901
Expenses
Losses and loss expenses	772,049	[3]	793,932	[3]	999,446	[3]
Policy acquisition costs	340,556		360,310		334,698
General and administrative expenses	329,792		315,265		263,652
Share compensation expenses	33,073		27,630		26,709
Finance expenses	63,854		64,177		53,857
Transaction expenses	8,096	[4]	0		0
Total expenses	1,547,420		1,561,314		1,678,362
Income before taxes, income from operating affiliates and (income) attributable to operating affiliate investors	537,702		597,218		382,539
Tax expense	(155)		(383)		(2,501)
Income from operating affiliates	17,723		14,289		12,580
(Income) attributable to operating affiliate investors	(109,399)		(68,763)		0
Net income	445,871		542,361		392,618
Net loss (income) attributable to noncontrolling interest	35,464		(9,695)		15,820
Net income available to Validus	481,335		532,666		408,438
Other comprehensive (loss) income
Change in foreign currency translation adjustments	(7,501)		(1,954)		3,648
Change in minimum pension liability, net of tax	(210)		0		0
Change in fair value of cash flow hedge	(228)		0		0
Other comprehensive (loss) income	(7,939)		(1,954)		3,648
Comprehensive income available to Validus	$ 473,396		$ 530,712		$ 412,086
Weighted average number of common shares and common share equivalents outstanding
Basic (shares)	90,354,745		102,202,274		97,184,110
Diluted (shares)	94,690,271		103,970,289		102,384,923
Basic earnings per share available to common shareholders	$ 5.26		$ 5.02		$ 4.13
Earnings per diluted share available to common shareholders	$ 5.08		$ 4.94		$ 3.99
Cash dividends declared per share	$ 1.2		$ 3.2		$ 1.0

[1]	The gain on bargain purchase, net of expenses, arose from the acquisition of Flagstone Reinsurance Holdings S.A. on November 30, 2012 and is net of transaction related expenses which included legal, financial advisory, audit related services and termination expenses.
[2]	Includes change in net unrealized gains (losses) and realized gains on investments held by PaCRe in which the Company has an equity interest of 10%. The remaining 90% interest is held by third party investors and is included in the Consolidated Statements of Comprehensive Income as net loss (income) attributable to noncontrolling interest.
[3]	Upon closing the acquisition of Western World, an adjustment of $15,586 was made to increase net reserves to reflect fair value. This adjustment was amortized to income through a reduction in losses and loss expenses of $4,607 during the year ended December 31, 2014. The remaining fair value adjustment will be amortized in 2015.
[4]	The transaction expenses relate to costs incurred in connection with the acquisition of Western World, which was completed on October 2, 2014. Transaction expenses are primarily comprised of legal, financial advisory and audit related services.